Schedule of changes in the Liabilities Measured at Fair Value (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Changes in fair value of preferred stock forward liability			$ (1,000)		$ (67,000)	$ (67,000)	$ 67,000
Eos SENOLYTIXS Inc [Member]
Restructuring Cost and Reserve [Line Items]
Preferred stock warrant liability		136,000		136,000
Preferred stock forward liability	$ 570,000	566,000		566,000
Equity incentive share liability		$ 1,000,000		1,000,000
Issuance of preferred stock warrant liability				136,000
Issuance of preferred stock forward liability				570,000
Issuance ofequity incentive share liability				1,000,000
Changes in fair value of preferred stock warrant liability
Changes in fair value of preferred stock forward liability	$ 136,000			(4,000)
Changes in fair value of equity incentive share liability